Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO (Ternes) ($)(1)	Compensation Actually Paid to PEO (Ternes) ($)(2)	Summary Compensation Table Total for PEO (Blunden) ($)(1)	Compensation Actually Paid to PEO (Blunden) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(3)	Net Income ($)
2025	732,537	811,603	--	--	307,446	346,103	118.05	6,255,000
2024	804,353	804,233	603,230	604,230	414,762	414,260	91.70	7,351,000
2023	--	--	951,054	905,454	570,174	537,129	89.57	8,592,000
(1)	The PEO for 2025 is Donavon P. Ternes. During the year ended June 30, 3024, Craig G. Blunden served as our principal executive officer (“PEO”) until January 2, 2024, at which time Donavon P. Ternes was promoted to PEO. The PEO for 2023 is Craig G. Blunden. The non-PEO named executive officers (non-PEO NEOs) for 2025 are David S. Weiant and Gwendolyn L. Wertz, for 2024 are David S. Weiant and TamHao B. Nguyen, and for 2023 are Donavon P. Ternes and David S. Weiant.
(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Provident’s NEOs. For 2025, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:

	PEO (Ternes)($)	Average of Non-PEO NEOs ($)
Summary Compensation Table total	732,537	307,446
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	--	--
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	--	--
Increase for change in fair value from prior period year-end to vesting date of award granted in prior years that vested during the year	4,988	2,228
Increase for change in fair value at year-end of awards granted in prior years that remain unvested as of year-end	74,078	36,429
Compensation Actually Paid	811,603	346,103

(3)	Total Shareholder Return assumes $100 invested on June 30, 2022, with all dividends reinvested.

Named Executive Officers, Footnote	(1)The PEO for 2025 is Donavon P. Ternes. During the year ended June 30, 3024, Craig G. Blunden served as our principal executive officer (“PEO”) until January 2, 2024, at which time Donavon P. Ternes was promoted to PEO. The PEO for 2023 is Craig G. Blunden. The non-PEO named executive officers (non-PEO NEOs) for 2025 are David S. Weiant and Gwendolyn L. Wertz, for 2024 are David S. Weiant and TamHao B. Nguyen, and for 2023 are Donavon P. Ternes and David S. Weiant.
Adjustment To PEO Compensation, Footnote	(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Provident’s NEOs. For 2025, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:
	PEO (Ternes)($)	Average of Non-PEO NEOs ($)
Summary Compensation Table total	732,537	307,446
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	--	--
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	--	--
Increase for change in fair value from prior period year-end to vesting date of award granted in prior years that vested during the year	4,988	2,228
Increase for change in fair value at year-end of awards granted in prior years that remain unvested as of year-end	74,078	36,429
Compensation Actually Paid	811,603	346,103

Non-PEO NEO Average Total Compensation Amount	$ 307,446	$ 414,762	$ 570,174
Non-PEO NEO Average Compensation Actually Paid Amount	$ 346,103	414,260	537,129
Adjustment to Non-PEO NEO Compensation Footnote	(2)The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by Provident’s NEOs. For 2025, these amounts reflect the Summary Compensation Table totals with certain adjustments, as follows:
	PEO (Ternes)($)	Average of Non-PEO NEOs ($)
Summary Compensation Table total	732,537	307,446
Decrease for amounts reported under the Stock Awards column in the Summary Compensation Table	--	--
Increase for fair value at year-end of awards granted during year that remain unvested as of year-end	--	--
Increase for change in fair value from prior period year-end to vesting date of award granted in prior years that vested during the year	4,988	2,228
Increase for change in fair value at year-end of awards granted in prior years that remain unvested as of year-end	74,078	36,429
Compensation Actually Paid	811,603	346,103

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 118.05	91.7	89.57
Net Income (Loss)	$ 6,255,000	7,351,000	8,592,000
PEO Name	Donavon P. Ternes
Ternes [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 732,537	804,353
PEO Actually Paid Compensation Amount	811,603	804,233
Blunden [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		603,230	951,054
PEO Actually Paid Compensation Amount		$ 604,230	$ 905,454
PEO | Ternes [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ternes [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Ternes [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	74,078
PEO | Ternes [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,988
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	36,429
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,228